Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets [line items]
Trading assets	£ 39,747		£ 42,236
Other financial assets at fair value through profit or loss	132,614		120,642
Financial assets at fair value through profit or loss	172,361	£ 176,008	162,878	£ 176,008
Insurance contracts [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	125,952		117,323
Treasury and other bills
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	57		18
Loans and advances to customers
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	10,087
Loans and advances to banks
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	2,441
Debt securities
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	33,638		34,540
Equity shares
Disclosure of financial assets [line items]
Other financial assets at fair value through profit or loss	£ 86,391		£ 86,084